Prospectus Supplement dated October 29, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 P (4/13)
RiverSource® Builder Select Variable Annuity	45303 P (4/13)
RiverSource® Endeavor Select Variable Annuity	273417 P (4/13)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 P (4/13)	274320 J (4/13)
RiverSource® Innovations Select Variable Annuity	45304 P (4/13)	45313 P (4/13)
RiverSource® RAVA 5 Advantage® Variable Annuity/
RiverSource® RAVA 5 Select® Variable Annuity/
RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 A (4/13)	S-6595 A (4/13)
RiverSource® RAVA 5 Advantage® Variable Annuity/
RiverSource® RAVA 5 Select® Variable Annuity/
RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 C (4/13)	S-6517 C (4/13)
RiverSource® RAVA 5 Advantage® Variable Annuity/
RiverSource® RAVA 5 Select® Variable Annuity/
RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 E (4/13)	140464 E (4/13)
RiverSource® Signature One Select Variable Annuity	45301 P (4/13)
RiverSource® Signature Select Variable Annuity	45300 P (4/13)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please retain this supplement with your prospectus for future reference.

The “Treatment of Civil Unions and Domestic Partners” subsection of the “SecureSource 3 riders — Important SecureSource 3 Rider Considerations”, “SecureSource Stages 2 riders — Important SecureSource Stages 2 Rider Considerations”, “Appendix M: SecureSource Rider Disclosure — Important SecureSource Rider Considerations,” “Appendix N: SecureSource 20 Rider Disclosure — Important SecureSource 20 Rider Considerations”, and “Appendix O: SecureSource Stages Rider Disclosure — Important SecureSource Stages Rider Considerations” section of the prospectus is deleted in its entirety and replaced with the following.

Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.

Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

The “Spousal status” subsection of the “Taxes — Other” section of the prospectus is deleted in its entirety and replaced with the following.

Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.

When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.

If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6515-3 A (10/13)

*Valid until next prospectus update.